SHARE CAPITAL AND RESERVES (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
SHARE CAPITAL AND RESERVES
Number of warrants outstanding, beginning	4,807,693	10,984,163
Number of warrants exercised	0	6,176,470
Number of warrants outstanding, ending	4,807,693	4,807,693
Weighted average exercise price, beginning	$ 0.06	$ 0.06
Weighted average exercise price exercised		0.057
Weighted average exercise price, ending	$ 0.06	$ 0.08